Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 30,381		$ 23,759
Amortization of deferred dry-docking costs	$ 4,492	$ 3,300